FEDERATED HERMES SHORT-INTERMEDIATE GOVERNMENT TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 30, 2023

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES SHORT INTERMEDIATE GOVERNMENT TRUST (the “Trust”)
Federated Hermes Short-Intermediated Government Fund (the “Fund”) Institutional Shares Class R Shares Service Shares

1933 Act File No. 2-75769 1940 Act File No. 811-3387

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated March 31, 2023, that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 67 on March 29, 2023.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary